SHORT-TERM BANK LOANS AND CURRENT MATURITIES OF LONG-TERM BORROWINGS - Short-term bank loans (Details) $ in Millions, Rp in Billions	Dec. 31, 2020 USD ($)	Dec. 31, 2020 IDR (Rp)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 IDR (Rp)
Borrowings and other credit facilities
Short-term bank loans - Related parties		Rp 3,797		Rp 3,655
Short-term bank loans - Third parties		6,137		5,050
Short-term bank loans		9,934		8,705
USD
Borrowings and other credit facilities
Short-term bank loans - Third parties	$ 0	4	$ 0	4
Bank Mandiri | Rupiah
Borrowings and other credit facilities
Short-term bank loans - Related parties		2,900		2,400
BNI | Rupiah
Borrowings and other credit facilities
Short-term bank loans - Related parties		897		1,238
PT Bank BNI Syariah ("BNI Syariah") | Rupiah
Borrowings and other credit facilities
Short-term bank loans - Related parties				17
HSBC Hongkong and Shanghai | Rupiah
Borrowings and other credit facilities
Short-term bank loans - Third parties		2,304		1,754
MUFG Bank, Ltd. ("MUFG Bank") | Rupiah
Borrowings and other credit facilities
Short-term bank loans - Third parties		2,611		1,705
Bank DBS | Rupiah
Borrowings and other credit facilities
Short-term bank loans - Third parties		573		722
Bank DBS | USD
Borrowings and other credit facilities
Short-term bank loans - Third parties	1	13	$ 1	13
PT Bank UOB Indonesia ("UOB")
Borrowings and other credit facilities
Short-term bank loans - Third parties		200		500
SCB | Rupiah
Borrowings and other credit facilities
Short-term bank loans - Third parties		100		150
PT Bank Central Asia Tbl. ("BCA") | Rupiah
Borrowings and other credit facilities
Short-term bank loans - Third parties		78		78
Others | Rupiah
Borrowings and other credit facilities
Short-term bank loans - Third parties		73		Rp 124
Others | USD
Borrowings and other credit facilities
Short-term bank loans - Third parties	$ 5	71
BTPN | Rupiah
Borrowings and other credit facilities
Short-term bank loans - Third parties		Rp 110